Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
In accordance with Item 402(v) of Regulation S-K, the Company is required to disclose pay versus performance by comparing compensation amounts previously reported for the last three calendar years to the SEC’s definition of “Compensation Actually Paid” for such years. Also as required by the SEC, this section compares Compensation Actually Paid to various measures used to gauge performance at SIGA. Compensation Actually Paid is a required disclosure item, the amount of which is calculated in accordance with SEC rules. Such measure was not incorporated into the philosophy and strategy of compensation-setting set forth in the “Compensation Discussion and Analysis” of this proxy statement.
Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO,2	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[3]	Average Compensation Actually Paid to Non-PEOs Named Executive Officers4,	Value of initial fixed $100 investment based on:		Net Income	International Sales Revenue[6]
					Total Shareholder Return	Peer Group Total Shareholder Return[5]
2022	$1,738,912	$1,738,912	$993,871	$993,871	$174	$111	$33,904,806	$70,971,722
2021	$1,688,264	$1,688,264	$1,285,045	$1,269,045	$158	$125	$69,450,766	$13,014,160
2020	$1,639,090	$1,639,090	$1,280,950	$1,354,729	$152	$126	$56,342,010	$2,542,823

(1)	Amount included here is the amount in the “Total” column from the Summary Compensation Table (“SCT”) for the principal executive officer (“PEO”) for the applicable year.
(2)
“Compensation Actually Paid” is calculated by starting with the amounts reported for the PEO in the “Total” column of the SCT for the applicable year, with such amounts adjusted for stock based compensation. The PEO received no stock based compensation during the years presented.

(3)
Amount included here is the average of the amounts in the “Total” column from the SCT for the applicable year for each of the other NEOs. 2022 amount impacted by the resignation of Ms. Abrams, effective April 18, 2022.

(4)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Average Total Compensation for the NEOs as a group for each year to determine the compensations “actually paid”.

Year	Reported Summary Compensation Table for Non-PEO NEOs	Average Reported Value of Equity Awards	Total Average Equity Award Adjustments(a)	Average Compensation “Actually Paid” to Non-PEO NEOs
2022	$993,871	—	—	$993,871
2021	$1,285,045	—	$(16,000)	$1,269,045
2020	$1,280,950	—	$73,779	$1,354,729
a)	The amounts added or deducted in calculating the total average equity award adjustments are as follows:
Year	Grant Date Fair Value of Equity Awards Granted During Applicable Year	Year-End Fair Value of Equity Awards Granted During Applicable Year	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid
2022	—	—	—	—	—
2021	—	—	—	$(16,000)	$(16,000)
2020	—	—	$44,445	$29,334	$73,779
(5)	The peer group, for purposes of this analysis, is the Nasdaq Biotechnology Index. The company’s stock performance relative to the Nasdaq Biotechnology Index is disclosed in the Company’s Form 10-K.
(6)
International sales revenue is a financial measure that is consistent with U.S. GAAP that is considered by the Company as part of its executive compensation program. The Compensation Committee reviews a variety of performance goals and metrics for the purpose of awarding compensation to executive officers that are consistent with the Company’s overall compensation philosophy and the long-term interests of its shareholders. Among these, the Compensation Committee has identified international sales as the most important financial performance measure (that is not otherwise required to be disclosed in the table above) used by the Company to link compensation actually paid to its NEOs for the year ended December 31, 2022 to the Company’s performance.

Company Selected Measure Name	International sales revenue
Named Executive Officers, Footnote [Text Block]
(3)
Amount included here is the average of the amounts in the “Total” column from the SCT for the applicable year for each of the other NEOs. 2022 amount impacted by the resignation of Ms. Abrams, effective April 18, 2022.

Peer Group Issuers, Footnote [Text Block]
(5)	The peer group, for purposes of this analysis, is the Nasdaq Biotechnology Index. The company’s stock performance relative to the Nasdaq Biotechnology Index is disclosed in the Company’s Form 10-K.

PEO Total Compensation Amount	$ 1,738,912	$ 1,688,264	$ 1,639,090
PEO Actually Paid Compensation Amount	1,738,912	1,688,264	1,639,090
Non-PEO NEO Average Total Compensation Amount	993,871	1,285,045	1,280,950
Non-PEO NEO Average Compensation Actually Paid Amount	$ 993,871	1,269,045	1,354,729
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Average Total Compensation for the NEOs as a group for each year to determine the compensations “actually paid”.

Year	Reported Summary Compensation Table for Non-PEO NEOs	Average Reported Value of Equity Awards	Total Average Equity Award Adjustments(a)	Average Compensation “Actually Paid” to Non-PEO NEOs
2022	$993,871	—	—	$993,871
2021	$1,285,045	—	$(16,000)	$1,269,045
2020	$1,280,950	—	$73,779	$1,354,729
a)	The amounts added or deducted in calculating the total average equity award adjustments are as follows:
Year	Grant Date Fair Value of Equity Awards Granted During Applicable Year	Year-End Fair Value of Equity Awards Granted During Applicable Year	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid
2022	—	—	—	—	—
2021	—	—	—	$(16,000)	$(16,000)
2020	—	—	$44,445	$29,334	$73,779

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The relationship between (1) compensation actually paid to the PEO and the average of compensation actually paid to NEOs other than the PEO and (2) cumulative total shareholder return on the common stock of the Company and cumulative total shareholder return on the stock of NASDAQ Biotech Composite Index for the last three completed fiscal years is shown in Figure 1.
Figure 1: Compensation Actually Paid versus Total Shareholder Return (“TSR”)

Compensation Actually Paid vs. Net Income [Text Block]
The relationship between (1) compensation actually paid to the PEO and the average of compensation actually paid to NEOs other than the PEO and (2) net income of the Company for the last three completed fiscal years is shown in Figure 2.
Figure 2: Compensation Actually Paid versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The relationship between (1) compensation actually paid to the PEO and the average of compensation actually paid to NEOs other than the PEO and (2) international sales revenue of the Company for the last three completed fiscal years is shown in Figure 3.
Figure 3: Compensation Actually Paid versus International Sales Revenue

Total Shareholder Return Vs Peer Group [Text Block]
The relationship between (1) compensation actually paid to the PEO and the average of compensation actually paid to NEOs other than the PEO and (2) cumulative total shareholder return on the common stock of the Company and cumulative total shareholder return on the stock of NASDAQ Biotech Composite Index for the last three completed fiscal years is shown in Figure 1.
Figure 1: Compensation Actually Paid versus Total Shareholder Return (“TSR”)

Tabular List [Table Text Block]
List of Performance Measures
The Company utilizes other important financial measures to consider for compensation actually paid to its NEOs performance as set forth in the table below.
Most Important Performance Measures
International Sales Revenue
Total Product Sales and Supportive Services Revenues
Total Revenues
Operating Income
Net Income
Diluted Earnings per Share
Relative TSR

Total Shareholder Return Amount	$ 174	158	152
Peer Group Total Shareholder Return Amount	111	125	126
Net Income (Loss)	$ 33,904,806	$ 69,450,766	$ 56,342,010
Company Selected Measure Amount	70,971,722	13,014,160	2,542,823
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	International Sales Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Product Sales and Supportive Services Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenues
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Diluted Earnings per Share
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Non-PEO NEO [Member] | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
Non-PEO NEO [Member] | Total Equity Value Reflected in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(16,000)	73,779
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	44,445
Non-PEO NEO [Member] | Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (16,000)	$ 29,334